March 1, 2004


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE:Merrill Lynch Retirement Reserves Money Fund of
     Merrill Lynch Retirement Series Trust
Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (Securities Act File No. 2-74584, Investment Company Act File No. 811-3310)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the 1933 Act), Merrill Lynch Retirement Reserves Money Fund
       (the Fund)
  hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act
       would not have differed from that contained in Post-Effective Amendment No. 25 to the Funds
        Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 25 to the Funds
 Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 26, 2004

Very truly yours,

Merrill Lynch Retirement Reserves Money Fund

/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Fund